Cost Method Investment - Schedule of Changes in Cost Method Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Beginning balance	$ 1,714,058	$ 1,542,454
Acquisitions		76,520
Fair value adjustment of retained noncontrolling investment
Exchange difference	(82,166)	95,084
Ending balance	$ 1,631,892	$ 1,714,058